Disposal group held for sale (Narrative) (Detail) - Disposal groups classified as held for sale [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of disposal group held for sale [line items]
Disposal loss of wind turbines dismantled	¥ 165,540
Equity interests sold	80.00%
Cash consideration for acquiring equity interests	¥ 1,050